10.31 Spartan International Index Funds Investor, Advantage Combo PRO-04 | Fidelity® Global ex U.S. Index Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Global ex U.S. Index Fund} - 10.31 Spartan International Index Funds Investor, Advantage Combo PRO-04 - Fidelity® Global ex U.S. Index Fund		Fidelity Global ex U.S. Index Fund-Investor Class	Fidelity Global ex U.S. Index Fund-Premium Class
Management fee	[1]	0.06%	0.06%
Distribution and/or Service (12b-1) fees		none	none
Other expenses	[1]	0.12%	0.05%
Total annual operating expenses		0.18%	0.11%
[1]	Adjusted to reflect current fees.

Sell All Shares
Expense Example {- Fidelity® Global ex U.S. Index Fund} - 10.31 Spartan International Index Funds Investor, Advantage Combo PRO-04 - Fidelity® Global ex U.S. Index Fund - USD ($)	Fidelity Global ex U.S. Index Fund-Investor Class	Fidelity Global ex U.S. Index Fund-Premium Class
1 year	$ 18	$ 11
3 years	58	35
5 years	101	62
10 years	$ 230	$ 141